Defiance KSM TipRanks Analyst ETF
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS - 99.9%	Shares	Value
Banking - 0.6%
Citizens Financial Group, Inc.	38	$2,663

Consumer Discretionary Products - 2.0%
Ralph Lauren Corp. - Class A	8	3,211
SharkNinja, Inc.(a)	18	2,741
Tapestry, Inc.	16	2,342
		8,294

Consumer Discretionary Services - 0.4%
TKO Group Holdings, Inc. - Class A	8	1,611

Financial Services - 0.5%
Corpay, Inc.(a)	6	2,000

Health Care - 9.8%
Cardinal Health, Inc.	11	2,613
CVS Health Corp.	85	8,793
Eli Lilly & Co.	17	20,390
Guardant Health, Inc.(a)	19	2,851
Natera, Inc.(a)	10	2,715
Revolution Medicines, Inc.(a)	18	3,371
		40,733

Industrial Products - 13.6%
Amphenol Corp.	52	9,169
Eaton Corp. PLC	18	7,670
GE Aerospace	58	21,676
GE Vernova, Inc.	13	15,273
nVent Electric PLC	18	3,053
		56,841

Industrial Services - 2.6%
Delta Air Lines, Inc.	44	4,121
MasTec, Inc.(a)	8	3,328
United Airlines Holdings, Inc.(a)	24	3,264
		10,713

Materials - 1.2%
Newmont Corp.	56	5,230

Media - 5.1%
Alphabet, Inc. - Class A	27	9,649
Alphabet, Inc. - Class C	26	9,187

Roku, Inc. - Class A(a)	17	$2,348
		21,184

Oil & Gas - 4.3%
Baker Hughes Co.	44	2,442
SLB Ltd.	102	4,742
Targa Resources Corp.	10	2,681
Viper Energy, Inc. - Class A(a)	64	2,714
Williams Cos., Inc.	72	5,352
		17,931

Real Estate - 3.1%
Equinix, Inc. - REIT	4	4,169
Welltower, Inc. - REIT	38	8,625
		12,794

Retail & Wholesale - Discretionary - 7.2%
Amazon.com, Inc.(a)	94	22,404
TJX Cos., Inc.	49	7,424
		29,828

Retail & Wholesale - Staples - 5.7%
Walmart, Inc.	211	23,898

Software & Tech Services - 4.9%
Cadence Design Systems, Inc.(a)	8	3,002
Datadog, Inc. - Class A(a)	14	3,645
Okta, Inc. - Class A(a)	11	1,501
Palo Alto Networks, Inc.(a)	36	12,277
		20,425

Tech Hardware & Semiconductors - 38.9%(b)
Analog Devices, Inc.	20	7,943
Applied Materials, Inc.	34	24,582
Arista Networks, Inc.(a)	55	9,343
Broadcom, Inc.	35	13,221
Credo Technology Group Holding Ltd.(a)	8	2,176
Lam Research Corp.	43	18,633
Marvell Technology, Inc.	31	9,235
Micron Technology, Inc.	24	27,703
Monolithic Power Systems, Inc.	2	2,765
NVIDIA Corp.	94	18,809
Sandisk Corp.(a)	7	15,916
Teradyne, Inc.	6	2,903

Western Digital Corp.	14	$8,942
		162,171

TOTAL COMMON STOCKS (Cost $409,502)		416,316

TOTAL INVESTMENTS - 99.9% (Cost $409,502)		$416,316
Other Assets in Excess of Liabilities - 0.1%		380
TOTAL NET ASSETS - 100.0%		$416,696

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.